PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT, NET

(6) Property, plant and equipment, net

As of March 31, 2025 (unaudited), and September 30, 2024, Property, plant and equipment, net consisted of the following:

	2025	2024
Office equipment	$10,063	$11,242
Less: accumulated depreciation	5,225	10,496
Property, plant and equipment, net	$4,838	$746

Depreciation was $489 and $1,112 for the six months ended March 31, 2025, and 2024, respectively. No impairment loss was recorded for the six months ended March 31, 2025, and 2024.

(6) Property, plant and equipment, net

As of September 30, 2024, and 2023, property, plant and equipment, net consisted of the following:

	2024	2023
Office equipment	$11,242	$10,972
Less: accumulated depreciation	(10,496)	(8,143)
Property, plant and equipment, net	$746	$2,829

Depreciation was $2,119 and $2,304 for the years ended September 30, 2024, and 2023, respectively. No impairment loss was recorded for the years ended September 30, 2024, and 2023.